Preferred Stock - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended											2 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Nov. 30, 2020 shares	Jun. 30, 2020 $ / shares shares	May 31, 2020 USD ($) $ / shares shares	Feb. 29, 2020 $ / shares shares	Jan. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	May 31, 2018 USD ($) $ / shares shares	Nov. 30, 2016 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares	Jul. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Feb. 29, 2020 USD ($) $ / shares shares	Jul. 31, 2015 $ / shares shares	Jun. 30, 2020 USD ($) $ / shares	Oct. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)
Temporary Equity [Line Items]
Proceeds from temporary equity shares issued | $																		$ 42,248	$ 25,953	$ 68,029
Issuance costs | $																		43	$ 245	$ 150
Percentage of change in fair value of stock																			1,000
Preferred Stock, Voting Rights																			The holders of Preferred Stock are entitled to the number of votes equal to the number of shares of common stock into which each share of Preferred Stock is convertible as of the record date for determining stockholders entitled to vote on such matters.
Preferred Stock, Dividends Per Share, Declared																			$ 0
Temporary equity Non - cumulative dividend percentage rate																			6.00%
Payments of initial public offering costs | $																		$ (290)
Subsequent Event [Member]
Temporary Equity [Line Items]
Proceeds from temporary equity shares issued | $																$ 42,300
Common stock shares issued upon conversion | shares	17,800,084
Minimum [Member]
Temporary Equity [Line Items]
Percentage of change in fair value of stock																			10
Payments of initial public offering costs | $																			$ 50,000
Series Seed Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Share price												$ 2.85
Proceeds from temporary equity shares issued | $												$ 1,000
Temporary Equity, Shares Issued During Period | shares												350,858
Original Issue Price per share						$ 2.85													$ 2.85
Conversion price per share						2.7066													2.7066
Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Share price										$ 3.41	$ 3.41				$ 3.41
Proceeds from temporary equity shares issued | $										$ 5,100	$ 5,100
Temporary Equity, Shares Issued During Period | shares										1,490,035	1,490,035				1,490,035
Original Issue Price per share						3.41													3.41
Conversion price per share						3.2384													3.2384
Series B Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Share price								$ 5.79	$ 5.79
Proceeds from temporary equity shares issued | $								$ 24,100	$ 24,100
Temporary Equity, Shares Issued During Period | shares								4,155,758	4,155,758
Original Issue Price per share						5.79													5.79
Conversion price per share						5.4986													5.4986
Series C Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Share price							$ 11.8555										$ 11.8555
Proceeds from temporary equity shares issued | $							$ 48,600										$ 19,600
Shares issued on convertible promissory note | shares							259,328
Shares issued on convertible promissory note value | $							$ 3,100
Issuance costs | $																	$ 200
Temporary Equity, Shares Issued During Period | shares							4,094,794										1,656,018
Original Issue Price per share						11.8555													11.8555
Conversion price per share						11.2588													11.2588
Series C Convertible Preferred Stock [Member] | Maximum [Member]
Temporary Equity [Line Items]
Temporary Equity, Shares Issued During Period | shares							4,354,122
Series D Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Share price		$ 13.9365	$ 13.9365	$ 13.9365	$ 13.9365	$ 13.9365							$ 13.9365	$ 13.9365		$ 13.9365			13.9365
Proceeds from temporary equity shares issued | $			$ 27,000		$ 15,200	$ 26,000							$ 27,000	$ 15,200
Issuance costs | $						$ 200							$ 100	$ 100
Temporary Equity, Shares Issued During Period | shares		1,940,945	1,940,945	1,094,247	1,094,247	1,862,236							1,940,945	1,094,247
Original Issue Price per share						$ 13.9365													13.9365
Conversion price per share						$ 13.2351													$ 13.2351